Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)		18 years
Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)		10 years
Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life (in years)		16 years
Minimum
Finite Lived Intangible Assets
Intangible assets useful life (in years)	5 years	6 years
Minimum | Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)	10 years
Minimum | Patents
Finite Lived Intangible Assets
Intangible assets useful life (in years)	7 years
Minimum | Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)	6 years
Minimum | Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life (in years)	6 years
Minimum | Other amortizable intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)	5 years
Maximum
Finite Lived Intangible Assets
Intangible assets useful life (in years)	20 years	19 years
Maximum | Customer related intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)	20 years
Maximum | Patents
Finite Lived Intangible Assets
Intangible assets useful life (in years)	13 years
Maximum | Other technology-based intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)	20 years
Maximum | Definite-lived tradenames
Finite Lived Intangible Assets
Intangible assets useful life (in years)	20 years
Maximum | Other amortizable intangible assets
Finite Lived Intangible Assets
Intangible assets useful life (in years)	8 years